As filed with the Securities and Exchange Commission on February 29, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30, 2024

Date of reporting period: July 1, 2023– December 31, 2023

ITEM 1. REPORT TO STOCKHOLDERS.

ACUITAS US MICROCAP FUND
SEMI-ANNUAL REPORT
December 31, 2023
(Unaudited)

TABLE OF CONTENTS
Schedule of Investments 1
Statement of Assets and Liabilities 4
Statement of Operations 5
Statements of Changes in Net Assets 6
Financial Highlights 7
Notes to Financial Statements 8
Additional Information 13

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2023

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 95.7%
Basic Materials - 2.3%
4,802 AdvanSix, Inc. $ 143,868
35,733 Gatos Silver, Inc.
(a)
233,694
15,800 LifeMD, Inc.
(a)
130,982
13,197 McEwen Mining, Inc.
(a)
95,150
14,784 Northern Technologies International Corp. 174,155
10,308 Orion SA 285,841
9,399 Proto Labs, Inc.
(a)
366,185
10,100 US Silica Holdings, Inc.
(a)
114,231
1,544,106
Consumer Discretionary - 11.7%
32,318 Alta Equipment Group, Inc. 399,774
43,051 Arhaus, Inc.
(a)
510,154
5,888 Beazer Homes USA, Inc.
(a)
198,955
5,003 BJ's Restaurants, Inc.
(a)
180,158
8,777 Blue Bird Corp.
(a)
236,628
31,549 Carrols Restaurant Group, Inc. 248,606
8,330 Climb Global Solutions, Inc. 456,734
12,012 Denny's Corp.
(a)
130,691
41,115 Duluth Holdings, Inc., Class B
(a)
221,199
28,209 Entravision Communications Corp.,
Class A 117,631
20,826 Everi Holdings, Inc.
(a)
234,709
295,139 Fluent, Inc.
(a)
197,743
16,330 Guess?, Inc. 376,570
30,773 Holley, Inc.
(a)
149,864
22,070 Hudson Technologies, Inc.
(a)
297,724
46,749 Interface, Inc. 589,972
4,266 Jack in the Box, Inc. 348,234
11,817 Lindblad Expeditions Holdings, Inc.
(a)
133,178
67,220 Motorcar Parts of America, Inc.
(a)
627,835
10,855 Portillo's, Inc., Class A
(a)
172,920
6,800 QuinStreet, Inc.
(a)
87,176
15,579 Shoe Carnival, Inc. 470,642
26,934 Stitch Fix, Inc., Class A
(a)
96,154
10,358 The Children's Place, Inc.
(a)
240,513
14,285 The Lovesac Co.
(a)
364,982
47,157 The ONE Group Hospitality, Inc.
(a)
288,601
16,820 Travelzoo
(a)
160,295
9,300 Universal Technical Institute, Inc.
(a)
116,436
2,900 Viad Corp.
(a)
104,980
1,129 Victoria's Secret & Co.
(a)
29,964
10,775 Zumiez, Inc.
(a)
219,163
8,008,185
Consumer Staples - 1.5%
46,990 Cronos Group, Inc.
(a)
98,209
1,790 Medifast, Inc. 120,324
47,078 SunOpta, Inc.
(a)
257,517
8,613 The Chefs' Warehouse, Inc.
(a)
253,480
10,155 The Vita Coco Co., Inc.
(a)
260,476
990,006
Energy - 5.6%
69,040 Berry Corp. 485,351
10,950 Civitas Resources, Inc. 748,761
10,039 DMC Global, Inc.
(a)
188,934
12,116 Dril-Quip, Inc.
(a)
281,939
49,650 Geospace Technologies Corp.
(a)
643,464
85,719 Newpark Resources, Inc.
(a)
569,174
15,159 NOW, Inc.
(a)
171,600
19,968 Oil States International, Inc.
(a)
135,583
3,946 SilverBow Resources, Inc.
(a)
114,750
11,000 Stabilis Solutions, Inc.
(a)
45,650
Shares Security Description Value
Energy - 5.6% (continued)
101,040 VAALCO Energy, Inc. $ 453,669
3,838,875
Financials - 12.2%
7,100 Amalgamated Financial Corp. 191,274
89,215 American Coastal Insurance Corp.
(a)
843,974
5,400 Arrow Financial Corp. 150,876
6,686 Banco Latinoamericano de Comercio
Exterior SA, Class E 165,412
8,931 Bank of Marin Bancorp 196,661
9,109 Bankwell Financial Group, Inc. 274,910
7,203 Business First Bancshares, Inc. 177,554
8,669 Central Valley Community Bancorp 193,752
2,739 Community Trust Bancorp, Inc. 120,133
16,235 Customers Bancorp, Inc.
(a)
935,461
17,166 eHealth, Inc.
(a)
149,687
11,045 Enova International, Inc.
(a)
611,451
17,705 EZCORP, Inc., Class A
(a)
154,742
8,648 First Internet Bancorp 209,195
10,265 First Western Financial, Inc.
(a)
203,555
28,401 Heritage Commerce Corp. 281,738
10,600 Heritage Insurance Holdings, Inc.
(a)
69,112
6,731 Hippo Holdings, Inc.
(a)
61,387
1,459 Investors Title Co. 236,562
55,460 Medallion Financial Corp. 546,281
4,118 Mercantile Bank Corp. 166,285
6,598 Mid Penn Bancorp, Inc. 160,199
14,915 NMI Holdings, Inc., Class A
(a)
442,677
15,569 OP Bancorp 170,481
3,148 Preferred Bank/Los Angeles CA 229,961
2,592 QCR Holdings, Inc. 151,347
7,230 Regional Management Corp. 181,328
6,325 Texas Capital Bancshares, Inc.
(a)
408,785
18,550 Veritex Holdings, Inc. 431,658
4,420 Westamerica BanCorp 249,332
8,365,770
Health Care - 20.0%
27,067 908 Devices, Inc.
(a)
303,692
86,671 Accuray, Inc.
(a)
245,279
35,262 ADMA Biologics, Inc.
(a)
159,384
6,900 Alpine Immune Sciences, Inc.
(a)
131,514
4,357 ANI Pharmaceuticals, Inc.
(a)
240,245
3,430 Anika Therapeutics, Inc.
(a)
77,724
28,099 Ardelyx, Inc.
(a)
174,214
53,675 BioLife Solutions, Inc.
(a)
872,219
44,096 Bluebird Bio, Inc.
(a)
60,852
38,700 Brookdale Senior Living, Inc.
(a)
225,234
19,344 Cantaloupe, Inc.
(a)
143,339
11,000 CareDx, Inc.
(a)
132,000
23,167 Caribou Biosciences, Inc.
(a)
132,747
19,101 Castle Biosciences, Inc.
(a)
412,200
13,129 Catalyst Pharmaceuticals, Inc.
(a)
220,699
207,780 ChromaDex Corp.
(a)
297,125
9,532 Cymabay Therapeutics, Inc.
(a)
225,146
45,502 CytoSorbents Corp.
(a)
50,507
19,078 Edgewise Therapeutics, Inc.
(a)
208,713
18,977 Fulcrum Therapeutics, Inc.
(a)
128,095
161,887 Harvard Bioscience, Inc.
(a)
866,095
49,851 Health Catalyst, Inc.
(a)
461,620
12,098 Healthcare Services Group, Inc.
(a)
125,456
60,613 InfuSystem Holdings, Inc.
(a)
638,861
40,980 Inogen, Inc.
(a)
224,980
6,334 iRadimed Corp. 300,675
13,176 Kiniksa Pharmaceuticals, Ltd., Class A
(a)
231,107

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2023

See Notes to Financial Statements.
Shares Security Description Value
Health Care - 20.0% (continued)
36,929 KORU Medical Systems, Inc.
(a)
$ 90,661
7,120 LeMaitre Vascular, Inc. 404,131
17,726 MacroGenics, Inc.
(a)
170,524
34,934 MannKind Corp.
(a)
127,160
43,790 MaxCyte, Inc.
(a)
205,813
6,935 Nature's Sunshine Products, Inc.
(a)
119,906
10,868 Nurix Therapeutics, Inc.
(a)
112,158
11,968 Olema Pharmaceuticals, Inc.
(a)
167,911
12,614 OrthoPediatrics Corp.
(a)
410,081
6,490 PetIQ, Inc.
(a)
128,178
18,153 Phibro Animal Health Corp., Class A 210,212
8,911 Pliant Therapeutics, Inc.
(a)
161,378
84,640 Precigen, Inc.
(a)
113,418
3,608 Prothena Corp. PLC
(a)
131,115
18,691 Quanterix Corp.
(a)
511,012
37,080 Quipt Home Medical Corp.
(a)
188,737
44,142 Savara, Inc.
(a)
207,467
12,313 Scholar Rock Holding Corp.
(a)
231,484
22,865 SI-BONE, Inc.
(a)
479,936
28,014 Stoke Therapeutics, Inc.
(a)
147,354
7,385 Supernus Pharmaceuticals, Inc.
(a)
213,722
6,520 Syndax Pharmaceuticals, Inc.
(a)
140,897
5,566 Tela Bio, Inc.
(a)
36,847
11,563 The Joint Corp.
(a)
111,120
9,100 The Pennant Group, Inc.
(a)
126,672
8,235 Treace Medical Concepts, Inc.
(a)
104,996
1,790 US Physical Therapy, Inc. 166,721
2,908 Utah Medical Products, Inc. 244,912
2,973 Vericel Corp.
(a)
105,869
8,100 Verve Therapeutics, Inc.
(a)
112,914
11,148 Voyager Therapeutics, Inc.
(a)
94,089
5,699 Xenon Pharmaceuticals, Inc.
(a)
262,496
31,596 Zynex, Inc.
(a)
344,080
13,673,693
Industrials - 23.8%
12,034 ACM Research, Inc., Class A
(a)
235,144
10,151 Allient, Inc. 306,662
4,643 Barrett Business Services, Inc. 537,659
8,305 Bel Fuse, Inc., Class B 554,525
61,265 BGSF, Inc. 575,891
2,416 BlueLinx Holdings, Inc.
(a)
273,757
18,670 CECO Environmental Corp.
(a)
378,628
34,271 Columbus McKinnon Corp. 1,337,254
17,332 Commercial Vehicle Group, Inc.
(a)
121,497
33,641 Conduent, Inc.
(a)
122,790
4,202 CRA International, Inc. 415,368
17,336 Cryoport, Inc.
(a)
268,535
25,134 Daktronics, Inc.
(a)
213,136
104,620 DHI Group, Inc.
(a)
270,966
4,313 Distribution Solutions, Inc.
(a)
136,118
13,323 Douglas Dynamics, Inc. 395,427
13,308 Ducommun, Inc.
(a)
692,814
17,382 Great Lakes Dredge & Dock Corp.
(a)
133,494
20,546 Information Services Group, Inc. 96,772
9,441 Insteel Industries, Inc. 361,496
8,308 Kornit Digital, Ltd.
(a)
159,181
37,032 LSB Industries, Inc.
(a)
344,768
20,070 Mayville Engineering Co., Inc.
(a)
289,409
3,439 Mesa Laboratories, Inc. 360,304
12,670 Myers Industries, Inc. 247,699
3,339 MYR Group, Inc.
(a)
482,920
42,374 Nordic American Tankers, Ltd. 177,971
2,393 Olympic Steel, Inc. 159,613
Shares Security Description Value
Industrials - 23.8% (continued)
144,260 Orion Energy Systems, Inc.
(a)
$ 125,016
21,693 Orion Group Holdings, Inc.
(a)
107,163
16,361 Park Aerospace Corp. 240,507
79,574 Paysign, Inc.
(a)
222,807
1,250 Powell Industries, Inc. 110,500
16,280 Primoris Services Corp. 540,659
77,257 Radiant Logistics, Inc.
(a)
512,986
44,913 Ranpak Holdings Corp.
(a)
261,394
21,775 Research Solutions, Inc./CA
(a)
56,615
10,890 REV Group, Inc. 197,871
14,291 SoundThinking, Inc.
(a)
364,992
12,676 Sterling Infrastructure, Inc.
(a)
1,114,601
2,717 Teekay Tankers, Ltd., Class A 135,769
3,257 The Gorman-Rupp Co. 115,721
5,907 Thermon Group Holdings, Inc.
(a)
192,391
12,033 Titan International, Inc.
(a)
179,051
7,202 Titan Machinery, Inc.
(a)
207,994
13,400 Triumph Group, Inc.
(a)
222,172
11,472 Ultralife Corp.
(a)
78,239
4,226 V2X, Inc.
(a)
196,255
14,791 Vishay Precision Group, Inc.
(a)
503,929
2,523 VSE Corp. 163,011
29,449 Wabash National Corp. 754,483
16,253,924
Real Estate - 1.2%
9,338 Alpine Income Property Trust, Inc. REIT 157,906
6,859 Apartment Investment and Management
Co. REIT
(a)
53,706
7,699 BRT Apartments Corp. REIT 143,124
15,365 Plymouth Industrial REIT, Inc. 369,835
10,308 The GEO Group, Inc.
(a)
111,636
836,207
Technology - 15.1%
27,881 A10 Networks, Inc. 367,193
9,560 ADTRAN Holdings, Inc. 70,170
31,722 Arteris, Inc.
(a)
186,843
6,578 Benchmark Electronics, Inc. 181,816
10,869 BigCommerce Holdings, Inc.
(a)
105,755
36,300 Blend Labs, Inc., Class A
(a)
92,565
31,970 BM Technologies, Inc.
(a)
65,538
13,347 Celestica, Inc.
(a)
390,800
26,927 Cerence, Inc.
(a)
529,385
12,295 CEVA, Inc.
(a)
279,219
4,266 Consensus Cloud Solutions, Inc.
(a)
111,812
11,134 Definitive Healthcare Corp.
(a)
110,672
4,733 Diebold Nixdorf, Inc.
(a)
137,020
4,665 Donnelley Financial Solutions, Inc.
(a)
290,956
28,110 eGain Corp.
(a)
234,156
29,850 EverQuote, Inc., Class A
(a)
365,364
17,978 Hurco Cos., Inc. 387,066
13,421 Ichor Holdings, Ltd.
(a)
451,348
21,523 indie Semiconductor, Inc., Class A
(a)
174,552
41,170 Key Tronic Corp.
(a)
177,854
70,983 Magnite, Inc.
(a)
662,981
12,847 Methode Electronics, Inc. 292,012
31,317 MiX Telematics, Ltd., ADR 269,639
1,800 Moneylion, Inc.
(a)
112,842
4,909 NVE Corp. 385,013
61,706 Outbrain, Inc.
(a)
270,272
4,591 PDF Solutions, Inc.
(a)
147,555
41,996 Photronics, Inc.
(a)
1,317,415
9,383 PROS Holdings, Inc.
(a)
363,967
65,319 Rackspace Technology, Inc.
(a)
130,638

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2023

See Notes to Financial Statements.
At December 31, 202 3 , the Fund held the following exchange traded futures contract:
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
* Other Financial Instruments are derivatives not reflected in the Schedule of
Investments, such as futures, which are valued at unrealized appreciation
(depreciation) at period end.
Shares Security Description Value
Technology - 15.1% (continued)
9,840 Red Violet, Inc.
(a)
$ 196,505
13,488 Silicom, Ltd.
(a)
244,133
40,161 Solaris Oilfield Infrastructure, Inc., Class A 319,682
14,318 Tactile Systems Technology, Inc.
(a)
204,747
43,625 TrueCar, Inc.
(a)
150,943
10,753 Veeco Instruments, Inc.
(a)
333,666
14,146 Weave Communications, Inc.
(a)
162,255
12,313 Yext, Inc.
(a)
72,524
10,346,873
Telecommunications - 0.4%
29,738 Cambium Networks Corp.
(a)
178,428
3,429 Digi International, Inc.
(a)
89,154
267,582
Utilities - 1.9%
31,604 Aris Water Solutions, Inc., Class A 265,158
7,160 Consolidated Water Co., Ltd. 254,896
15,419 Enviri Corp.
(a)
138,771
81,199 Select Water Solutions, Inc., Class A 616,300
1,275,125
Total Common Stock (Cost $57,274,146) 65,400,346
Shares Security Description Value
Money Market Fund - 3.6%
2,487,355 First American Government Obligations
Fund, Class X, 5.30%
(b)
(Cost $2,487,355) 2,487,355
Investments, at value - 99.3% (Cost $59,761,501) $ 67,887,701
Other Assets & Liabilities, Net - 0.7% 466,127
Net Assets - 100.0% $ 68,353,828
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2023.
Contracts Description Exp.Date
Notional
Contract
Value Value
Net
Unrealized
Appreciation
19 CME E-mini
Russell 2000
Index Future 03/15/24 $ 1,869,974 $1,945,316 $75,342
Valuation Inputs
Investments in
Securities
Other Financial
Instruments*
Level 1 - Quoted Prices $ 67,887,701 $ 75,341
Level 2 - Other Significant
Observable Inputs – –
Level 3 - Significant
Unobservable Inputs – –
Total $ 67,887,701 $ 75,341
PORTFOLIO HOLDINGS
% of Total Investments
Basic Materials 2.4%
Consumer Discretionary 11.2%
Consumer Staples 1.5%
Energy 5.1%
Financials 11.1%
Health Care 21.6%
Industrials 25.4%
Real Estate 1.7%
Technology 15.8%
Telecommunications 2.0%
Utilities 0.6%
Money Market Fund 1.6%
100.0%

ACUITAS US MICROCAP FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

See Notes to Financial Statements.
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.
ASSETS
Investments, at value (Cost $59,761,501) $ 67,887,701
Deposits with broker 500,272
Receivables:
Fund shares sold 59,826
Investment securities sold 138,542
Dividends 32,411
Prepaid expenses 12,527
Total Assets
68,631,279
LIABILITIES
Payables:
Investment securities purchased 169,189
Fund shares redeemed 2,841
Variation margin 30,020
Accrued Liabilities:
Investment adviser fees 44,356
Trustees’ fees and expenses 395
Fund services fees 10,746
Other expenses 19,904
Total Liabilities
277,451
NET ASSETS
$ 68,353,828
COMPONENTS OF NET ASSETS
Paid-in capital $ 61,572,389
Distributable Earnings 6,781,439
NET ASSETS
$ 68,353,828
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 5,120,259
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $68,353,828) $ 13.35

ACUITAS US MICROCAP FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2023

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $561) $ 402,388
Interest income 23
Total Investment Income
402,411
EXPENSES
Investment adviser fees 389,426
Fund services fees 101,728
Custodian fees 16,400
Registration fees 11,392
Professional fees 19,660
Trustees' fees and expenses 6,123
Other expenses 66,431
Total Expenses 611,160
Fees waived
(143,849)
Net Expenses
467,311
NET INVESTMENT LOSS
(64,900)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
1,891,298
Futures
(62,671)
Net realized gain
1,828,627
Net change in unrealized appreciation (depreciation) on:
Investments
2,962,932
Futures
83,739
Net change in unrealized appreciation (depreciation)
3,046,671
NET REALIZED AND UNREALIZED GAIN
4,875,298
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 4,810,398

ACUITAS US MICROCAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
December 31, 2023
For the Year
Ended
June 30, 2023
OPERATIONS
Net investment loss $ (64,900) $ (117,526)
Net realized gain 1,828,627 11,618
Net change in unrealized appreciation (depreciation) 3,046,671 7,375,028
Increase in Net Assets Resulting from Operations
4,810,398 7,269,120
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares – (2,851,832)
Total Distributions Paid
– (2,851,832)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 4,532,048 18,042,023
Reinvestment of distributions:
Institutional Shares – 2,826,613
Redemption of shares:
Institutional Shares
(3,871,558) (9,485,043)
Redemption fees:
Institutional Shares
204 3,861
Increase in Net Assets from Capital Share Transactions
660,694 11,387,454
Increase in Net Assets
5,471,092 15,804,742
NET ASSETS
Beginning of Period
62,882,736 47,077,994
End of Period
$ 68,353,828 $ 62,882,736
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 369,209 1,537,505
Reinvestment of distributions:
Institutional Shares – 244,517
Redemption of shares:
Institutional Shares
(330,486) (784,235)
Increase in Shares
38,723 997,787

ACUITAS US MICROCAP FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
December 31,
2023
For the Years Ended June 30,
2023 2022 2021 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 12.37 $ 11.53 $ 16.75 $ 8.76 $ 10.05 $ 14.17
INVESTMENT OPERATIONS
Net investment loss (a) (0.01) (0.03) (0.06) (0.05) (0.05) (0.09)
Net realized and unrealized gain
(loss)
0.99 1.60 (3.91) 8.04 (1.23) (1.46)
Total from Investment Operations
0.98 1.57 (3.97) 7.99 (1.28) (1.55)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (0.73) (1.25) – (0.01) (2.57)
Total Distributions to Shareholders
– (0.73) (1.25) – (0.01) (2.57)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 13.35 $ 12.37 $ 11.53 $ 16.75 $ 8.76 $ 10.05
TOTAL RETURN
7.92%(c) 14.04% (25.17)% 91.21% (12.75)% (9.68)%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 68,354 $ 62,883 $ 47,078 $ 66,416 $ 40,483 $ 77,663
Ratios to Average Net Assets:
Net investment loss (0.21)%(d) (0.23)% (0.41)% (0.36)% (0.47)% (0.78)%
Net expenses 1.50%(d) 1.50% 1.50% 1.50% 1.70% 1.70%
Gross expenses (e) 1.96%(d) 2.05% 2.00% 2.08% 2.03% 1.87%
PORTFOLIO TURNOVER RATE 38%(c) 56% 61% 78% 74% 108%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

Note 1. Organization
The Acuitas US Microcap Fund (the “Fund”) is a diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. As of December 31, 2023, Investor Shares had not commenced operations. The Fund seeks capital appreciation. The Fund commenced operations on July 18, 2014.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2023, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Futures Contracts – The Fund may purchase index futures contracts to equitize the Fund’s cash position. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of December 31, 2023, for the Fund, are disclosed in the
Schedule of Investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
During the period, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of December 31, 2023, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of
1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in
Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – Acuitas Investments, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.25% of the Fund’s average daily net assets.
The sub-advisory fees, calculated as a percentage of the Fund’s average daily net assets managed by the subadvisers, are paid by the Adviser.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the
“Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the
Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares.
The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US
Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates. Currently, Investor Shares are not offered for sale, therefore the Fund is not currently paying 12b-1 fees.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the
Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee receives an annual fee of $25,000 ($32,500 for the Chairman) for service to the
Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses)
of Institutional Shares to 1.50% and Investor Shares to 1.75% through November 1, 2024. Other fund service providers have voluntarily agreed to waive a portion of their fees. Voluntary fee waivers may be reduced or eliminated at any time. For the period ended December 31, 2023, the fees waived and/or reimbursed expenses were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Investment Adviser Fees Waived Other Waivers
Total Fees Waived and Expenses
Reimbursed
$ 131,814 $ 12,035 $ 143,849

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap and
(ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of December 31, 2023, $787,463 is subject to recapture by the adviser. Other waivers are not eligible for recoupment.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended December 31, 2023, totaled $ 24,175,696 and $ 22,985,945 , respectively.
Note 6. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the period ended December 31, 2023 , for futures contracts was
$ 6,050,878 .
The Fund’s use of derivatives for the period ended December 31, 2023 , was limited to futures contracts.
Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of December 31, 2023.
Realized and unrealized gains and losses on derivatives contracts for the period ended December 31, 2023, are recorded by the Fund in the following locations on the Statement of Operations:
Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at December 31, 2023.
These amounts may be collateralized by cash or financial instruments.
Note 7. Federal Income Tax
As of December 31, 2023, the cost for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation consists of:
Location:
Equity
Contracts
Asset derivatives:
Unrealized appreciation on futures* $ 75,342
* Balance is included in the deposits with broker for futures on the Statement of Assets and Liabilities.
Location:
Equity
Contracts
Net realized gain on:
Futures $ (62,671)
Total net realized gain $ (62,671)
Net change in unrealized appreciation (depreciation) on:
Futures $ 83,739
Total net change in unrealized appreciation (depreciation) $ 83,739
Gross Asset (Liability)
as Presented in the
Statement of Assets
and Liabilities
Financial
Instruments
(Received) Pledged*
Cash Collateral
(Received) Pledged* Net Amount
Unrealized Appreciation on Futures** $ 75,342 $ - $ 75,342 $ -
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
** Balance is included in the deposits with broker for futures on the Statement of Assets and Liabilities.
Gross Unrealized Appreciation $ 12,807,127
Gross Unrealized Depreciation (4,680,927)
Net Unrealized Appreciation $ 8,126,200

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

As of June 30, 2023, distributable earnings (accumulated losses) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to investments in real estate investment trusts, futures, equity return of capital, and wash sales.
As of June 30, 2023, the Fund had $1,232,455 of available short-term capital loss carryforwards that have no expiration date.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
Capital and Other Losses
$ (1,232,455)
Unrealized Appreciation
3,203,915
Other Temporary Differences
(419)
Total
$ 1,971,041

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION
December 31, 2023

Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (844) 805-5628 and on the U.S. Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge and upon request, by calling (844) 805-5628 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity
Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund's investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of a Liquidity Committee as the administrator of the liquidity risk management program
(the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period
July 1, 2022 through June 30, 2023 in order to prepare a written report to the Board for review at its meeting held on September
15, 2023.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the Fund's strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund's portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July
1, 2023 through December 31, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION
December 31, 2023

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account Value
July 1, 2023
Ending
Account Value
December 31, 2023
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Institutional Shares
Actual $ 1,000.00 $ 1,079.23 $ 7.84 1.50%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,017.60 $ 7.61 1.50%
*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 366 to reflect the half-year period.

220-SAR-1223
FOR MORE INFORMATION
Investment Adviser
Acuitas Investments, LLC
520 Pike Street, Suite 1221
Seattle, WA 98101
www.acuitasinvestments.com
Transfer Agent
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Acuitas US Microcap Fund
P.O. Box 588
Portland, ME 04112
(844) 805-5628
www.acuitasfunds.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds II

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 26, 2024

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 26, 2024